UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6395
Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management
October 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.7%	Rate (%)		Date	Amount ($)	Value ($)

New York--96.6%
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)		3.46	11/7/07	5,000,000 a	5,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		3.47	11/7/07	4,630,000 a	4,630,000
Alexandria Bay,
GO Notes, BAN		4.25	9/18/08	1,495,000	1,500,700
Amsterdam Enlarged City School
District, GO Notes, BAN		4.00	7/3/08	1,100,000	1,101,767
Avoca Central School District,
GO Notes, BAN		4.00	6/26/08	2,200,000	2,202,754
BB&T Municipal Trust
(New York State Dormitory
Authority, Fashion Institute
of Technology Housing
Corporation, Insured Revenue)
(Insured; FGIC and Liquidity
Facility; Branch Banking and
Trust Co.)		3.48	11/7/07	12,665,000 a,b	12,665,000
Chautauqua County,
GO Notes, TAN		4.00	12/21/07	3,500,000	3,501,857
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)		3.65	11/7/07	12,930,000 a	12,930,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (LOC; HSBC Bank
USA)		3.65	11/7/07	1,045,000 a	1,045,000
Cincinnatus Central School
District, GO Notes, BAN		4.00	6/18/08	3,200,000	3,204,826
Colonie,
GO Notes, BAN		4.00	4/4/08	1,600,000	1,601,642
Colonie,
GO Notes, BAN		4.25	4/4/08	2,742,700	2,747,729
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Anderson

Foundation for Autism, Inc.
Project) (LOC; M&T Bank)	3.48	11/7/07	9,625,000 a	9,625,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Arbor Ridge
Brookmeade Inc.) (LOC; M&T
Bank)	3.48	11/7/07	10,000,000 a	10,000,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.47	11/7/07	3,750,000 a	3,750,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(D'Youville College Project)
(LOC; HSBC Bank USA)	3.65	11/7/07	6,915,000 a	6,915,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)	3.51	11/7/07	2,105,000 a	2,105,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	3.65	11/7/07	1,125,000 a	1,125,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	3.65	11/7/07	3,850,000 a	3,850,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	3.55	11/7/07	4,800,000 a	4,800,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.50	11/7/07	3,245,000 a,b	3,245,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,003,023
Guilderland Industrial Development
Agency, Civic Facility Revenue
(Wildwood Programs, Inc.
Project) (LOC; Key Bank)	3.51	11/7/07	4,580,000 a	4,580,000
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,055,000	2,060,950
Haverstraw-Stony Point Central
School District, GO (Insured;
FSA and Liquidity Facility;
Citicorp)	3.50	11/7/07	6,300,000 a,b	6,300,000
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;

Goldman Sachs Group and LOC;
Goldman Sachs Group)	3.50	11/7/07	6,350,000 a,b	6,350,000
Hempstead Town Industrial
Development Agency,
Multifamily Revenue (Terrace
100 LP Facility) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	3.50	11/7/07	6,220,000 a,b	6,220,000
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	3.65	11/7/07	2,290,000 a	2,290,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.50	11/7/07	38,400,000 a,b	38,400,000
Long Island Power Authority,
CP (Long Island Lighting
Company Project) (LOC;
JPMorgan Chase Bank)	3.64	12/6/07	3,000,000	3,000,000
Long Island Power Authority,
Electric System General Revenue	5.00	6/1/08	8,455,000	8,529,353
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.70	12/13/07	10,000,000	10,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.48	1/14/08	17,500,000	17,500,000
Monroe County,
GO Notes, RAN	4.00	4/15/08	18,000,000	18,032,206
Monroe County Industrial
Development Agency, IDR
(Chaney Enterprise) (LOC; M&T
Bank)	3.63	11/7/07	2,550,000 a	2,550,000
Monroe County Industrial
Development Agency, IDR
(Genesee Metal Stampings Inc.
Facility) (LOC; HSBC Bank USA)	3.65	11/7/07	700,000 a	700,000
Monroe County Industrial
Development Agency, LR (Robert
Weslayan College Project)
(LOC; M&T Bank)	3.52	11/7/07	2,800,000 a	2,800,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank)	3.48	11/7/07	1,860,000 a	1,860,000
Nassau County Tobacco Settlement
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill
Lynch Capital Services and

LOC; Merrill Lynch)	3.50	11/7/07	10,000,000 a,b	10,000,000
New York City
(Liquidity Facility; Merrill
Lynch)	3.49	11/7/07	7,000,000 a,b	7,000,000
New York City
(LOC; Bank of America)	3.53	11/1/07	6,000,000 a	6,000,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.52	12/6/07	6,000,000	6,000,000
New York City,
GO Notes	5.00	9/1/08	1,135,000	1,148,888
New York City Industrial
Development Agency, Civic
Facility Revenue (2000
Columbia Grammar and
Preparatory School Project)
(LOC; Allied Irish Banks)	3.46	11/7/07	5,370,000 a	5,370,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	3.46	11/7/07	5,250,000 a	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	3.51	11/7/07	2,155,000 a	2,155,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	3.48	11/7/07	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.48	11/7/07	5,000,000 a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	3.46	11/7/07	2,875,000 a	2,875,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.51	11/7/07	2,440,000 a	2,440,000
New York City Industrial
Development Agency, Civic

Facilty Revenue (Wartburg
Lutheran Home for the Aging
and Wartburg Nursing Home,
Inc. Project) (LOC; Key Bank)	3.47	11/7/07	8,800,000 a	8,800,000
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project) (LOC; Citibank NA
and Liquidity Facility;
Citibank NA)	3.50	11/7/07	2,200,000 a,b	2,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	3.24	11/7/07	12,500,000 a	12,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	3.50	11/1/07	10,900,000 a	10,900,000
New York Counties Tobacco Trust I,
Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.50	11/7/07	9,610,000 a,b	9,610,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.50	11/7/07	15,225,000 a,b	15,225,000
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)
(Liquidity Facility; Citibank
NA)	3.50	11/7/07	9,300,000 a,b	9,300,000
New York State
(LOC; Dexia Credit Locale)	3.70	12/4/07	4,500,000	4,500,000
New York State
(LOC; Dexia Credit Locale)	3.70	1/8/08	18,500,000	18,500,000
New York State,
CP (LOC: Bayerische
Landesbank, JPMorgan Chase
Bank and Landesbank Hessen-
Thuringen Girozentrale)	3.70	11/2/07	8,400,000	8,400,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.49	11/7/07	9,335,000 a,b	9,335,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.46	11/7/07	19,800,000 a	19,800,000
New York State Dormitory

Authority, Revenue, CP
(Cornell University)	3.62	12/13/07	12,000,000	12,000,000
New York State Housing Finance
Agency, Housing Revenue (66
West 38th Street) (Liquidity
Facility; FNMA and LOC; FNMA)	3.28	11/7/07	10,500,000 a	10,500,000
New York State Housing Finance
Agency, Housing Revenue (70
Battery Place) (LOC; FNMA)	3.26	11/7/07	6,550,000 a	6,550,000
New York State Housing Finance
Agency, Housing Revenue (240
East 39th Street) (LOC; FNMA)	3.25	11/7/07	10,000,000 a	10,000,000
New York State Housing Finance
Agency, Housing Revenue (316
Eleventh Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	3.30	11/7/07	20,000,000 a	20,000,000
New York State Housing Finance
Agency, Housing Revenue
(Avalon Bowery Place II) (LOC;
Bank of America)	3.30	11/7/07	11,000,000 a	11,000,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.30	11/7/07	15,000,000 a	15,000,000
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.10	4/1/08	5,000,000	5,034,421
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/08	2,850,000	2,867,994
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	3.52	11/7/07	16,475,000 a,b	16,475,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Liquidity Facility; Morgan
Stanley Bank)	3.49	11/7/07	33,450,500 a,b	33,450,500
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.47	11/7/07	3,500,000 a	3,500,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,400,000	1,402,121
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Crouse
Health Hospital, Inc. Project)
(LOC; M&T Bank)	3.35	11/7/07	4,000,000 a	4,000,000
Ontario County Industrial

Development Agency, IDR (Dixit
Enterprises) (LOC; HSBC Bank
USA)	3.65	11/7/07	2,900,000 a	2,900,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Saint Luke's
Cornwall Hospital Project)
(LOC; Key Bank)	3.47	11/7/07	4,000,000 a	4,000,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.51	11/7/07	3,375,000 a	3,375,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	3,700,000	3,712,776
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.48	2/11/08	9,250,000	9,250,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	3.57	11/1/07	3,000,000 a	3,000,000
Rensselaer Industrial Development
Agency, IDR (Capital View
Office Park Project) (LOC; M&T
Bank)	3.85	12/31/07	4,670,000	4,670,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Claxton-Hepburn Medical
Center Project) (LOC; Key Bank)	3.47	11/7/07	4,000,000 a	4,000,000
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	3.50	11/7/07	5,330,000 a,b	5,330,000
Smithtown Central School District,
GO Notes, TAN	4.00	6/27/08	9,700,000	9,735,249
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,000,925
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.52	11/7/07	5,505,000 a	5,505,000
Syracuse Industrial Development
Agency, Housing Revenue
(Masonic Lofts LLC Project)
(LOC; Key Bank)	3.58	11/7/07	4,050,000 a	4,050,000
TSASC Inc. of New York,
Tobacco Settlement

Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.50	11/7/07	23,585,000 a,b	23,585,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.54	11/7/07	5,000,000 a,b	5,000,000
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	3.58	11/7/07	1,735,000 a	1,735,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	2,100,000	2,102,698
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.45	11/7/07	1,900,000 a	1,900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School Civic Facility) (LOC;
Allied Irish Bank)	3.46	11/7/07	3,435,000 a	3,435,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Rye YMCA
Project) (LOC; Allied Irish
Bank)	3.48	11/7/07	2,750,000 a	2,750,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.50	11/7/07	3,305,000 a,b	3,305,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.50	11/7/07	13,865,000 a,b	13,865,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	3.53	11/7/07	15,000,000 a	15,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (Insured; GNMA and
Liquidity Facility; Wachovia
Bank)	3.39	11/7/07	4,215,000 a,b	4,215,000

U.S. Related--4.1%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.51	11/7/07	20,000,000 a,b	20,000,000
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	10,000,000 c	10,061,900

Total Investments (cost $736,294,279)			100.7%	736,294,279
Liabilities, Less Cash and Receivables			(.7%)	(5,380,615)
Net Assets			100.0%	730,913,664

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $261,075,500 or 35.7% of net assets.
c	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)